SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2022
Segment Reporting [Abstract]
Schedule of segmented operational activity [Table Text Block]
January 31, 2022	Discontinued operations	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	1,128,403	32,982,976	-	34,111,379
Gross profit	(473,854)	18,809,985	-	18,336,131
Operating expenses:
Selling, general and administrative	(429,969)	(3,880,871)	(2,936,012)	(7,246,852)
Operating lease cost	(1,233)	(591,376)	-	(592,609)
Depreciation and amortization	(207,319)	(1,276,640)	(3,806)	(1,487,765)
Share-based compensation	-	-	(366,469)	(366,469)
Impairment of inventory	(1,093,308)	-	-	(1,093,308)
Impairment of intangible asset	(363,510)	-	-	(363,510)
Interest, accretion, and other	284,125	22,171	7,355,059	7,661,355
Net income (loss) before taxes	(2,285,068)	13,083,269	4,048,772	14,846,973

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Nevada	11,903,430	10,110,806
Discontinued operations (Oregon)	1,817,633	1,946,961
Other	24,414	28,117
Total	13,745,477	12,085,884